Loans and The Allowance for Loan Losses - Nonaccrual loans (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual loans	$ 1,054	$ 100
Residential mortgage loans | Secured by one-to-four family residences
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual loans	55	55
Commercial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual loans	999	45
Commercial loans | Real estate
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual loans	954
Commercial loans | Commercial and industrial loans
Financing Receivable, Recorded Investment, Past Due [Line Items]
Total nonaccrual loans	$ 45	$ 45